Quarterly portfolio holdings
John Hancock
Tax-Advantaged Dividend Income Fund
Closed-end U.S. equity
January 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 1-31-26 (unaudited)
	Shares	Value
Common stocks 76.8% (52.7% of Total investments)		$715,984,749
(Cost $447,789,613)
Communication services 6.1%		56,544,413
Diversified telecommunication services 6.1%
AT&T, Inc. (A)(B)	926,849	24,292,712
Verizon Communications, Inc. (A)(B)	724,432	32,251,701
Consumer staples 1.4%		13,547,720
Tobacco 1.4%
Philip Morris International, Inc. (A)(B)	75,500	13,547,720
Energy 10.8%		100,270,303
Oil, gas and consumable fuels 10.8%
BP PLC, ADR	670,450	25,396,646
Enbridge, Inc.	347,106	16,952,657
Kinder Morgan, Inc. (B)	965,000	29,422,850
Kinetik Holdings, Inc.	50,000	2,045,500
ONEOK, Inc. (B)	135,000	10,690,650
South Bow Corp.	555,000	15,762,000
Financials 1.8%		16,584,524
Banks 1.8%
Columbia Banking System, Inc.	88,333	2,600,524
Huntington Bancshares, Inc. (A)(B)	800,000	13,984,000
Materials 0.6%		5,635,000
Chemicals 0.6%
LyondellBasell Industries NV, Class A (A)(B)	115,000	5,635,000
Real estate 2.6%		24,454,795
Specialized REITs 2.6%
Crown Castle, Inc.	126,243	10,959,155
Fermi, Inc. (C)	437,000	3,810,640
Millrose Properties, Inc., Class A	325,000	9,685,000
Utilities 53.5%		498,947,994
Electric utilities 29.6%
Alliant Energy Corp.	320,000	21,091,200
American Electric Power Company, Inc. (B)	260,000	31,141,500
Duke Energy Corp. (A)(B)	240,000	29,124,000
Entergy Corp.	282,000	27,040,980
Evergy, Inc. (A)(B)	275,000	21,100,750
Eversource Energy (A)(B)	298,227	20,616,433
Exelon Corp. (B)	280,000	12,538,400
FirstEnergy Corp.	460,000	21,776,400
OGE Energy Corp. (A)(B)	580,000	25,334,400
Pinnacle West Capital Corp.	80,000	7,484,800
PPL Corp. (A)(B)	700,000	25,375,000
The Southern Company (A)(B)	194,925	17,408,752
Xcel Energy, Inc. (B)	207,000	15,744,420
Gas utilities 4.0%
Spire, Inc.	235,000	19,855,150
UGI Corp. (A)(B)	435,000	17,447,850
Independent power and renewable electricity producers 1.2%
The AES Corp.	799,999	11,719,985
Multi-utilities 18.7%
Algonquin Power & Utilities Corp.	2,145,700	14,054,335
2	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
Ameren Corp. (A)(B)	265,000	$27,369,200
Black Hills Corp. (A)(B)	319,775	23,337,180
Dominion Energy, Inc. (B)	210,000	12,635,700
DTE Energy Company (A)(B)	160,000	21,500,800
National Grid PLC, ADR (A)(B)	241,583	20,599,782
NiSource, Inc.	370,000	16,387,300
Public Service Enterprise Group, Inc. (A)(B)	265,000	21,825,400

Sempra (A)(B)	188,924	16,438,277
Preferred securities 35.1% (24.1% of Total investments)		$327,220,040
(Cost $323,292,787)
Communication services 1.1%		9,905,642
Wireless telecommunication services 1.1%
Array Digital Infrastructure, Inc., 5.500%	38,625	707,996
Array Digital Infrastructure, Inc., 6.250%	55,925	1,169,392
Telephone & Data Systems, Inc., 6.000%	290,107	5,883,370
Telephone & Data Systems, Inc., 6.625%	96,922	2,144,884
Energy 0.4%		3,820,607
Oil, gas and consumable fuels 0.4%
NGL Energy Partners LP, 11.147% (3 month CME Term SOFR + 7.475%) (D)	156,775	3,820,607
Financials 25.1%		234,226,612
Banks 15.0%
Banc of California, Inc., 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	75,000	1,890,000
Bank of America Corp., 5.000% (B)	124,650	2,653,799
Bank of America Corp., 7.250%	7,000	8,722,000
Citizens Financial Group, Inc., 6.500% (6.500% to 10-6-30, then 5 Year CMT + 2.629%) (B)	180,950	4,623,273
Citizens Financial Group, Inc., 7.375% (B)	406,650	10,674,563
Comerica, Inc., 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%) (B)	344,900	8,881,175
Fifth Third Bancorp, 6.000% (B)	328,650	8,078,217
First Busey Corp., 8.250%	260,000	6,827,600
First Citizens BancShares, Inc., 6.625% (6.625% to 3-15-31, then 5 Year CMT + 2.830%) (C)	237,850	5,917,708
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%) (B)	320,150	8,115,803
KeyCorp, 5.650% (B)	116,975	2,566,432
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%) (B)	164,050	4,153,746
M&T Bank Corp., 6.350% (B)	298,850	7,599,756
M&T Bank Corp., 7.500% (B)	385,000	10,344,950
Pinnacle Financial Partners, Inc., 7.277% (3 month CME Term SOFR + 3.614%) (D)	46,150	1,172,210
Pinnacle Financial Partners, Inc., 8.397% (8.397% to 7-1-29, then 5 Year CMT + 4.127%)	337,150	8,762,529
Regions Financial Corp., 4.450% (B)	296,634	5,146,600
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%) (B)	215,400	5,835,186
Wells Fargo & Company, 7.500%	9,000	11,105,640
WesBanco, Inc., 7.375% (7.375% to 10-1-30, then 5 Year CMT + 3.795%)	310,750	7,955,200
Wintrust Financial Corp., 7.875% (7.875% to 7-15-30, then 5 Year CMT + 3.878%) (B)	327,600	8,704,332
Capital markets 3.1%
Carlyle Finance LLC, 4.625% (B)	65,274	1,132,504
KKR & Company, Inc., 6.250%	79,120	3,872,133
Morgan Stanley, 6.375% (B)	300,000	7,581,000
The Bank of New York Mellon Corp., 6.150% (6.150% to 3-20-30, then 5 Year CMT + 2.161%)	233,325	6,010,452
TPG Operating Group II LP, 6.950% (B)	400,000	10,092,000
Consumer finance 0.9%
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%) (B)	338,250	8,787,735
Financial services 1.1%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (B)	294,575	7,764,997
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	3

	Shares	Value
Financials (continued)
Financial services (continued)
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	91,850	$2,398,204
Insurance 5.0%
American National Group, Inc., 7.375%	409,100	10,252,046
Aspen Insurance Holdings, Ltd., 7.000% (B)	267,325	6,594,908
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (A)(B)	355,787	8,816,402
F&G Annuities & Life, Inc., 7.300%	255,275	5,774,321
Lincoln National Corp., 9.000% (B)	368,300	9,874,123
The Allstate Corp., 7.375% (B)	207,525	5,545,068
Information technology 2.0%		18,965,842
Software 1.1%
Strategy, Inc., 10.000% (B)	149,365	10,879,747
Technology hardware, storage and peripherals 0.9%
Hewlett Packard Enterprise Company, 7.625%	133,500	8,086,095
Utilities 6.5%		60,301,337
Electric utilities 6.4%
Duke Energy Corp., 5.750% (B)	200,000	5,044,000
NextEra Energy, Inc., 7.234%	285,000	14,557,800
PG&E Corp., 6.000%	330,300	13,198,788
SCE Trust VI, 5.000%	135,701	2,494,184
SCE Trust VII, 7.500%	361,525	9,110,430
SCE Trust VIII, 6.950%	265,825	6,491,447
The Southern Company, 7.125%	163,750	8,392,188
Multi-utilities 0.1%
Sempra, 5.750% (B)	45,000	1,012,500

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 0.5% (0.3% of Total investments)				$4,597,883
(Cost $4,420,000)
U.S. Government Agency 0.5%				4,597,883
Farm Credit Bank of Texas
Bond (7.000% to 9-15-30, then 5 Year CMT + 3.010%) (E)	7.000	09-15-30	4,420,000	4,597,883

Corporate bonds 32.8% (22.5% of Total investments)				$305,353,371
(Cost $296,123,467)
Communication services 1.3%				12,059,443
Wireless telecommunication services 1.3%
Rogers Communications, Inc. (7.125% to 4-15-35, then 5 Year CMT + 2.620%)	7.125	04-15-55	11,500,000	12,059,443
Energy 2.2%				20,411,501
Oil, gas and consumable fuels 2.2%
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (E)(F)	7.875	09-18-30	6,925,000	7,132,958
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (E)(F)	9.000	09-30-29	15,094,000	13,278,543
Financials 23.2%				216,315,992
Banks 17.8%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (E)	9.625	05-21-33	5,600,000	6,758,517
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (E)	6.125	04-27-27	12,690,000	12,852,724
Bank of America Corp. (6.250% to 7-26-30, then 5 Year CMT + 2.351%) (E)	6.250	07-26-30	3,500,000	3,562,478
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (E)	6.625	05-01-30	9,381,000	9,747,009
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (A)(B)(E)	9.625	12-15-29	6,760,000	7,687,830
BNP Paribas SA (6.875% to 12-15-33, then 5 Year CMT + 2.853%) (E)(F)	6.875	12-15-33	4,244,000	4,282,416
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%)	6.500	07-28-86	5,575,000	5,590,798
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (E)	6.625	02-15-31	4,925,000	5,015,000
Citigroup, Inc. (6.875% to 8-15-30, then 5 Year CMT + 2.890%) (E)	6.875	08-15-30	7,000,000	7,150,894
4	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc. (6.950% to 2-15-30, then 5 Year CMT + 2.726%) (E)	6.950	02-15-30	5,200,000	$5,356,666
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (E)	7.375	05-15-28	9,800,000	10,147,681
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (E)	7.625	11-15-28	11,955,000	12,535,355
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.265%) (D)(E)	6.914	04-06-26	11,000,000	10,997,690
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (D)(E)	7.068	04-06-26	15,500,000	15,425,455
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (E)	6.450	10-01-27	5,000,000	5,039,090
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (E)	7.250	07-01-29	5,250,000	5,370,262
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (E)	7.000	12-15-30	6,265,000	6,405,624
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (E)	6.250	10-15-30	4,950,000	4,949,138
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (A)(B)(E)	6.875	06-01-29	7,820,000	8,249,772
Societe Generale SA (7.125% to 1-15-36, then 5 Year CMT + 2.946%) (E)(F)	7.125	07-15-35	5,675,000	5,657,554
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (E)(F)	10.000	11-14-28	3,900,000	4,340,513
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (E)	7.625	09-15-28	8,624,000	9,184,939
Capital markets 3.5%
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (E)	6.700	03-15-29	5,244,000	5,439,381
The Bank of New York Mellon Corp. (6.300% to 3-20-30, then 5 Year CMT + 2.297%) (A)(B)(E)	6.300	03-20-30	6,444,000	6,665,784
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (E)	7.500	02-10-29	7,493,000	7,925,666
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (E)	7.500	05-10-29	6,361,000	6,714,932
UBS Group AG (7.000% to 7-8-36, then 5 Year SOFR ICE Swap Rate + 3.321%) (E)(F)	7.000	01-08-36	5,565,000	5,633,471
Financial services 0.6%
Corebridge Financial, Inc. (6.875% to 12-1-30, then 5 Year CMT + 3.181%) (E)	6.875	12-01-30	5,325,000	5,532,505
Insurance 1.3%
SBL Holdings, Inc. (9.508% to 5-13-30, then 5 Year CMT + 5.580%) (E)(F)	9.508	05-13-30	11,975,000	12,096,848
Real estate 0.7%				6,406,043
Residential REITs 0.7%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (E)(F)	9.500	03-30-30	6,100,000	6,406,043
Utilities 5.4%				50,160,392
Electric utilities 2.4%
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (E)(F)	10.250	03-15-28	11,825,000	13,022,175
TXNM Energy, Inc. (7.000% to 7-31-31, then 5 Year CMT + 3.254%) (F)	7.000	07-31-56	8,900,000	8,988,742
Gas utilities 0.4%
Northwest Natural Holding Company (7.000% to 9-15-35, then 5 Year CMT + 2.701%)	7.000	09-15-55	4,000,000	4,180,560
Independent power and renewable electricity producers 2.6%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	10,946,000	11,098,522
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (E)(F)	8.875	01-15-29	11,722,000	12,870,393

	Yield (%)	Shares	Value
Short-term investments 0.6% (0.4% of Total investments)			$5,744,286
(Cost $5,744,188)
Short-term funds 0.6%			5,744,286
John Hancock Collateral Trust (G)	3.5792(H)	574,210	5,744,286

Total investments (Cost $1,077,370,055) 145.8%	$1,358,900,329
Other assets and liabilities, net (45.8%)	(426,762,406)
Total net assets 100.0%	$932,137,923

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	5

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 1-31-26, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $286,389,568.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-26 was $563,401,594.
(C)	Non-income producing security.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $93,709,656 or 10.1% of the fund’s net assets as of 1-31-26.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	The rate shown is the annualized seven-day yield as of 1-31-26.
The fund had the following country composition as a percentage of total investments on 1-31-26:
United States	88.9%
Canada	4.7%
United Kingdom	4.0%
France	1.0%
Other countries	1.4%
TOTAL	100.0%
6	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	210,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi Annual	Quarterly	May 2026	—	$83,218	$83,218
Centrally cleared	104,500,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	152,300	152,300
Centrally cleared	52,200,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	(151,397)	(151,397)
								—	$84,121	$84,121

(a)	At 1-31-26, the overnight SOFR was 3.680%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2026, by major security category or type:
	Total value at 1-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$715,984,749	$715,984,749	—	—
Preferred securities	327,220,040	327,220,040	—	—
U.S. Government and Agency obligations	4,597,883	—	$4,597,883	—
Corporate bonds	305,353,371	—	305,353,371	—
Short-term investments	5,744,286	5,744,286	—	—
Total investments in securities	$1,358,900,329	$1,048,949,075	$309,951,254	—
Derivatives:
Assets
Swap contracts	$235,518	—	$235,518	—
Liabilities
Swap contracts	(151,397)	—	(151,397)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	574,210	$1,635,287	$60,690,841	$(56,582,107)	$297	$(32)	$70,665	—	$5,744,286
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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